CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Issuance of ordinary shares relating to private placement for an institutional investor	Issuance of ordinary shares for follow-on public offering, net of issuance costs	Issuance of ordinary shares relating to the exercise of warrant	Share capital	Share premium [1]	Share premium Issuance of ordinary shares relating to private placement for an institutional investor	[1]	Share premium Issuance of ordinary shares for follow-on public offering, net of issuance costs	[1]	Share premium Issuance of ordinary shares relating to the exercise of warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2022	$ 744.4				$ 0.1	$ 1,657.0							$ 39.0	$ 14.7	$ (966.4)
Net loss	(518.3)														(518.3)
Other comprehensive loss:
Exchange differences on translation of foreign operations	29.6													29.6
TOTAL COMPREHENSIVE LOSS	(488.7)													29.6	(518.3)
Issuance of ordinary shares		$ 234.4	$ 349.3	$ 352.5			$ 234.4		$ 349.3		$ 352.5
Exercise of share options	11.8					18.0							(6.2)
Reclassification of vested restricted share units	0.0					25.9							(25.9)
Equity-settled share-based compensation expense	47.7												47.7
Ending balance at Dec. 31, 2023	1,251.4				0.1	2,637.1							54.6	44.3	(1,484.7)
Other comprehensive loss:
Reserves	1,251.3
Net loss	(177.0)														(177.0)
Exchange differences on translation of foreign operations	(112.5)													(112.5)
TOTAL COMPREHENSIVE LOSS	(289.5)													(112.5)	(177.0)
Exercise of share options	9.8					15.0							(5.2)
Reclassification of vested restricted share units	0.0					43.9							(43.9)
Equity-settled share-based compensation expense	68.9												68.9
Ending balance at Dec. 31, 2024	1,040.6				0.1	2,696.0							74.4	(68.2)	(1,661.7)
Other comprehensive loss:
Reserves	1,040.5
Net loss	(296.8)														(296.8)
Exchange differences on translation of foreign operations	190.4													190.4
TOTAL COMPREHENSIVE LOSS	(106.4)													190.4	(296.8)
Exercise of share options	3.3					5.3							(2.0)
Reclassification of vested restricted share units	0.0					49.0							(49.0)
Equity-settled share-based compensation expense	64.6												64.6
Ending balance at Dec. 31, 2025	1,002.1				$ 0.1	$ 2,750.3							$ 88.0	$ 122.2	$ (1,958.5)
Other comprehensive loss:
Reserves	$ 1,002.0

[1]	These reserve accounts comprise the consolidated reserves of $1,002.0 million, $1,040.5 million and $1,251.3 million in the consolidated statements of financial position as at December 31, 2025, 2024 and 2023, respectively